Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB VARIABLE PRODUCTS SERIES FUND, INC.
Entity Central Index Key	0000825316
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000098721
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), largely due to its balanced construction of approximately 60% in equity and 40% in fixed income. Through the course of the year, the Portfolio's Senior Investment Management Team on average maintained an overweight to equities and US Treasuries.

The Portfolio started the year overweight to equities as cyclical indicators remained consistent with continued economic expansion. In March, the Portfolio closed the overweight to equities as the announced tariffs were higher and broader than expected, and tariff anxiety continued to rise. April brought the Liberation Day sell-off and due to the increased volatility, the Portfolio de-risked following the volatility cap. As economic “hard” data remained consistent with continued expansion and initial tariff impacts appeared well anticipated and benign, the Portfolio re-risked. For the third and fourth quarters, the Portfolio remained overweight to equities as economic data supported continued expansion. The Portfolio ended the period with an overweight to risk assets, including an overweight to emerging-markets equities. In addition, the Portfolio maintained an overweight to US Treasury exposure to hedge equity risk and remained invested in equity put options to guard against unexpected market shocks.

During the 12-month period, the Portfolio used derivatives in the form of futures, currency forwards, purchased options, credit default swaps and total return swaps for hedging and investment purposes. Futures, currency forwards, purchased options and total return swaps detracted from performance, while credit default swaps contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,359	$10,751	$10,508	$10,104
12/17	$11,878	$13,159	$11,978	$10,337
12/18	$11,039	$12,013	$11,411	$10,426
12/19	$12,752	$15,337	$13,607	$11,141
12/20	$13,392	$17,776	$15,479	$12,032
12/21	$14,688	$21,654	$17,291	$11,753
12/22	$11,978	$17,726	$14,596	$10,288
12/23	$13,619	$21,942	$16,880	$10,705
12/24	$15,069	$26,039	$18,764	$10,767
12/25	$17,109	$31,532	$21,598	$11,447

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	13.54%	5.02%	5.52%
MSCI World Index (net)	21.09%	12.15%	12.17%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	15.10%	6.89%	8.00%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 244,915,394
Holdings Count | Holding	1,420
Advisory Fees Paid, Amount	$ 1,482,369
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$244,915,394
# of Portfolio Holdings	1,420
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$1,482,369

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Common Stocks	64.7%
Governments - Treasuries	33.5%
Agencies	0.8%
Purchased Options - Puts	0.5%
Short-Term Investments	1.2%
Other assets less liabilities	-0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,677,658	3.5%
Apple, Inc.	$7,724,902	3.2%
Microsoft Corp.	$6,539,026	2.7%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,300,911	1.8%
Amazon.com, Inc.	$4,242,241	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,509,063	1.4%
Alphabet, Inc. - Class A	$3,486,194	1.4%
Broadcom, Inc.	$2,972,999	1.2%
Alphabet, Inc. - Class C	$2,936,227	1.2%
Meta Platforms, Inc. - Class A	$2,742,674	1.1%
Total	$47,131,895	19.2%

Material Fund Change [Text Block]
C000098722
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International (“MSCI”) World Index (net) (the “benchmark”), largely due to its balanced construction of approximately 60% in equity and 40% in fixed income. Through the course of the year, the Portfolio's Senior Investment Management Team on average maintained an overweight to equities and US Treasuries.

The Portfolio started the year overweight to equities as cyclical indicators remained consistent with continued economic expansion. In March, the Portfolio closed the overweight to equities as the announced tariffs were higher and broader than expected, and tariff anxiety continued to rise. April brought the Liberation Day sell-off and due to the increased volatility, the Portfolio de-risked following the volatility cap. As economic “hard” data remained consistent with continued expansion and initial tariff impacts appeared well anticipated and benign, the Portfolio re-risked. For the third and fourth quarters, the Portfolio remained overweight to equities as economic data supported continued expansion. The Portfolio ended the period with an overweight to risk assets, including an overweight to emerging-markets equities. In addition, the Portfolio maintained an overweight to US Treasury exposure to hedge equity risk and remained invested in equity put options to guard against unexpected market shocks.

During the 12-month period, the Portfolio used derivatives in the form of futures, currency forwards, purchased options, credit default swaps and total return swaps for hedging and investment purposes. Futures, currency forwards, purchased options and total return swaps detracted from performance, while credit default swaps contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,337	$10,751	$10,508	$10,104
12/17	$11,817	$13,159	$11,978	$10,337
12/18	$10,949	$12,013	$11,411	$10,426
12/19	$12,618	$15,337	$13,607	$11,141
12/20	$13,231	$17,776	$15,479	$12,032
12/21	$14,458	$21,654	$17,291	$11,753
12/22	$11,758	$17,726	$14,596	$10,288
12/23	$13,342	$21,942	$16,880	$10,705
12/24	$14,733	$26,039	$18,764	$10,767
12/25	$16,680	$31,532	$21,598	$11,447

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	13.21%	4.74%	5.25%
MSCI World Index (net)	21.09%	12.15%	12.17%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	15.10%	6.89%	8.00%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 244,915,394
Holdings Count | Holding	1,420
Advisory Fees Paid, Amount	$ 1,482,369
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$244,915,394
# of Portfolio Holdings	1,420
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$1,482,369

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Common Stocks	64.7%
Governments - Treasuries	33.5%
Agencies	0.8%
Purchased Options - Puts	0.5%
Short-Term Investments	1.2%
Other assets less liabilities	-0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,677,658	3.5%
Apple, Inc.	$7,724,902	3.2%
Microsoft Corp.	$6,539,026	2.7%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,300,911	1.8%
Amazon.com, Inc.	$4,242,241	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,509,063	1.4%
Alphabet, Inc. - Class A	$3,486,194	1.4%
Broadcom, Inc.	$2,972,999	1.2%
Alphabet, Inc. - Class C	$2,936,227	1.2%
Meta Platforms, Inc. - Class A	$2,742,674	1.1%
Total	$47,131,895	19.2%

Material Fund Change [Text Block]
C000028852
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), but outperformed the Bloomberg US Aggregate Bond Index. The Portfolio's more diversified approach, which balances exposures to equities, bonds and risk-management techniques, underperformed the all-equity benchmark. During the period, options detracted from performance; however overall risk-management techniques contributed along with equities and fixed-income assets.

During the 12-month period, the Portfolio used derivatives in the form of futures and purchased options for hedging and investment purposes. Purchased options detracted from absolute performance, while futures contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index (net)	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
12/16	$10,469	$10,786	$10,265
12/17	$12,127	$13,372	$10,628
12/18	$11,379	$12,113	$10,630
12/19	$13,488	$15,335	$11,556
12/20	$14,757	$17,828	$12,424
12/21	$16,783	$21,133	$12,232
12/22	$13,596	$17,252	$10,641
12/23	$15,369	$21,082	$11,229
12/24	$16,727	$24,769	$11,369
12/25	$19,690	$30,302	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	17.71%	5.94%	7.01%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 153,440,104
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 679,264
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$153,440,104
# of Portfolio Holdings	19
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$679,264

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Investment Companies	90.2%
Inflation-Linked Securities	3.4%
Purchased Options - Puts	2.0%
Purchased Options - Calls	1.9%
Short-Term Investments	2.8%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,082,850	34.6%
iShares Core U.S. Aggregate Bond ETF	$23,761,452	15.5%
Vanguard Total Bond Market ETF	$23,702,400	15.4%
iShares Core MSCI EAFE ETF	$21,425,670	14.0%
iShares Core MSCI Emerging Markets ETF	$9,800,676	6.4%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,237,991	3.4%
Vanguard Mid-Cap ETF	$3,293,997	2.1%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$2,974,400	1.9%
Vanguard Real Estate ETF	$2,867,076	1.9%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,954,948	1.3%
Total	$148,101,460	96.5%

Material Fund Change [Text Block]
C000028853
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, the Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), but outperformed the Bloomberg US Aggregate Bond Index. The Portfolio's more diversified approach, which balances exposures to equities, bonds and risk-management techniques, underperformed the all-equity benchmark. During the period, options detracted from performance; however overall risk-management techniques contributed along with equities and fixed-income assets.

During the 12-month period, the Portfolio used derivatives in the form of futures and purchased options for hedging and investment purposes. Purchased options detracted from absolute performance, while futures contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI All Country World Index (net)	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
12/16	$10,444	$10,786	$10,265
12/17	$12,076	$13,372	$10,628
12/18	$11,302	$12,113	$10,630
12/19	$13,359	$15,335	$11,556
12/20	$14,595	$17,828	$12,424
12/21	$16,546	$21,133	$12,232
12/22	$13,374	$17,252	$10,641
12/23	$15,067	$21,082	$11,229
12/24	$16,359	$24,769	$11,369
12/25	$19,200	$30,302	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	17.36%	5.64%	6.74%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 153,440,104
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 679,264
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$153,440,104
# of Portfolio Holdings	19
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$679,264

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Investment Companies	90.2%
Inflation-Linked Securities	3.4%
Purchased Options - Puts	2.0%
Purchased Options - Calls	1.9%
Short-Term Investments	2.8%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,082,850	34.6%
iShares Core U.S. Aggregate Bond ETF	$23,761,452	15.5%
Vanguard Total Bond Market ETF	$23,702,400	15.4%
iShares Core MSCI EAFE ETF	$21,425,670	14.0%
iShares Core MSCI Emerging Markets ETF	$9,800,676	6.4%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,237,991	3.4%
Vanguard Mid-Cap ETF	$3,293,997	2.1%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$2,974,400	1.9%
Vanguard Real Estate ETF	$2,867,076	1.9%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,954,948	1.3%
Total	$148,101,460	96.5%

Material Fund Change [Text Block]
C000028862
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Value Index (the “benchmark”). Overall, security selection was the primary driver of the underperformance, with sector allocation also detracting. Positive contributions from selection within consumer staples and health care were outweighed by weaker selection in technology and communication services. Results in industrials were mixed and ultimately detracted, while positioning within real estate provided a modest tailwind.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 1000 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$11,130	$11,196	$11,734
12/17	$13,236	$13,640	$13,337
12/18	$12,494	$13,042	$12,235
12/19	$15,482	$17,149	$15,482
12/20	$15,903	$20,304	$15,915
12/21	$20,381	$26,132	$19,919
12/22	$19,527	$21,399	$18,418
12/23	$21,875	$27,025	$20,529
12/24	$24,724	$33,786	$23,478
12/25	$27,313	$39,827	$27,213

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	10.47%	11.42%	10.57%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,056,489,479
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 5,483,770
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,056,489,479
# of Portfolio Holdings	76
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net)	$5,483,770

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	20.6%
Financials	19.7%
Industrials	16.6%
Consumer Discretionary	9.7%
Information Technology	8.6%
Communication Services	7.2%
Consumer Staples	6.5%
Energy	6.1%
Real Estate	1.8%
Materials	1.8%
Short-Term Investments	1.3%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$52,147,054	4.9%
JPMorgan Chase & Co.	$51,392,801	4.9%
Berkshire Hathaway, Inc. - Class B	$41,370,608	3.9%
RTX Corp.	$37,645,234	3.6%
Alphabet, Inc. - Class C	$28,552,662	2.7%
Cisco Systems, Inc.	$26,934,310	2.5%
Walmart, Inc.	$26,407,624	2.5%
Citigroup, Inc.	$25,895,961	2.5%
Philip Morris International, Inc.	$25,876,370	2.4%
Wells Fargo & Co.	$22,742,478	2.2%
Total	$338,965,102	32.1%

Material Fund Change [Text Block]
C000028863
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Value Index (the “benchmark”). Overall, security selection was the primary driver of the underperformance, with sector allocation also detracting. Positive contributions from selection within consumer staples and health care were outweighed by weaker selection in technology and communication services. Results in industrials were mixed and ultimately detracted, while positioning within real estate provided a modest tailwind.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 1000 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$11,107	$11,196	$11,734
12/17	$13,172	$13,640	$13,337
12/18	$12,403	$13,042	$12,235
12/19	$15,331	$17,149	$15,482
12/20	$15,710	$20,304	$15,915
12/21	$20,083	$26,132	$19,919
12/22	$19,196	$21,399	$18,418
12/23	$21,446	$27,025	$20,529
12/24	$24,183	$33,786	$23,478
12/25	$26,650	$39,827	$27,213

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	10.20%	11.15%	10.30%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,056,489,479
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 5,483,770
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,056,489,479
# of Portfolio Holdings	76
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net)	$5,483,770

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	20.6%
Financials	19.7%
Industrials	16.6%
Consumer Discretionary	9.7%
Information Technology	8.6%
Communication Services	7.2%
Consumer Staples	6.5%
Energy	6.1%
Real Estate	1.8%
Materials	1.8%
Short-Term Investments	1.3%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Johnson & Johnson	$52,147,054	4.9%
JPMorgan Chase & Co.	$51,392,801	4.9%
Berkshire Hathaway, Inc. - Class B	$41,370,608	3.9%
RTX Corp.	$37,645,234	3.6%
Alphabet, Inc. - Class C	$28,552,662	2.7%
Cisco Systems, Inc.	$26,934,310	2.5%
Walmart, Inc.	$26,407,624	2.5%
Citigroup, Inc.	$25,895,961	2.5%
Philip Morris International, Inc.	$25,876,370	2.4%
Wells Fargo & Co.	$22,742,478	2.2%
Total	$338,965,102	32.1%

Material Fund Change [Text Block]
C000028828
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.90%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, all share classes of the Portfolio outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”). Overall security selection contributed to returns, relative to the benchmark, while sector allocation detracted. Security selection within technology and financials contributed the most throughout the period. In terms of sector allocation, underweights to consumer staples, technology and consumer discretionary contributed and offset some losses from an underweight to financials and overweights to communication services and energy. Overall country allocation (a result of bottom-up security analysis combined with fundamental research) contributed as a result of gains from overweights to Korea, Japan and Spain, which could not be offset by losses from underweights to Italy and Finland, and an overweight to the United States.

During the 12-month period, the Portfolio used derivatives in the form of currency forwards for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index (net)
12/15	$10,000	$10,000
12/16	$9,950	$10,100
12/17	$12,479	$12,628
12/18	$9,635	$10,887
12/19	$11,287	$13,284
12/20	$11,565	$14,322
12/21	$12,847	$15,935
12/22	$11,098	$13,632
12/23	$12,779	$16,118
12/24	$13,427	$16,735
12/25	$19,025	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	41.70%	10.47%	6.64%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 319,621,085
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,148,991
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$319,621,085
# of Portfolio Holdings	62
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,148,991

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	18.1%
Industrials	17.4%
Health Care	11.5%
Consumer Discretionary	10.5%
Communication Services	8.3%
Information Technology	6.5%
Materials	6.3%
Energy	5.6%
Consumer Staples	4.8%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	22.4%
United Kingdom	12.8%
France	9.2%
United States	7.7%
Italy	5.3%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.6%
Denmark	3.4%
Hong Kong	3.0%
Germany	2.7%
Australia	2.5%
Belgium	2.0%
South Korea	2.0%
Others	10.5%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$11,663,929	3.7%
Shell PLC	$10,595,636	3.4%
Airbus SE	$7,475,515	2.4%
Industria de Diseno Textil SA	$7,391,538	2.3%
Anheuser-Busch InBev SA/NV	$6,536,640	2.0%
CRH PLC	$6,511,565	2.0%
AXA SA	$6,380,033	2.0%
Samsung Electronics Co., Ltd.	$6,325,342	2.0%
Haleon PLC	$6,209,747	1.9%
Prudential PLC	$6,197,873	1.9%
Total	$75,287,818	23.6%

C000028829
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$139	1.15%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, all share classes of the Portfolio outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”). Overall security selection contributed to returns, relative to the benchmark, while sector allocation detracted. Security selection within technology and financials contributed the most throughout the period. In terms of sector allocation, underweights to consumer staples, technology and consumer discretionary contributed and offset some losses from an underweight to financials and overweights to communication services and energy. Overall country allocation (a result of bottom-up security analysis combined with fundamental research) contributed as a result of gains from overweights to Korea, Japan and Spain, which could not be offset by losses from underweights to Italy and Finland, and an overweight to the United States.

During the 12-month period, the Portfolio used derivatives in the form of currency forwards for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI EAFE Index (net)
12/15	$10,000	$10,000
12/16	$9,920	$10,100
12/17	$12,409	$12,628
12/18	$9,558	$10,887
12/19	$11,163	$13,284
12/20	$11,410	$14,322
12/21	$12,648	$15,935
12/22	$10,903	$13,632
12/23	$12,521	$16,118
12/24	$13,123	$16,735
12/25	$18,539	$21,959

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	41.27%	10.19%	6.37%
MSCI EAFE Index (net)	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 319,621,085
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,148,991
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$319,621,085
# of Portfolio Holdings	62
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,148,991

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	18.1%
Industrials	17.4%
Health Care	11.5%
Consumer Discretionary	10.5%
Communication Services	8.3%
Information Technology	6.5%
Materials	6.3%
Energy	5.6%
Consumer Staples	4.8%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	22.4%
United Kingdom	12.8%
France	9.2%
United States	7.7%
Italy	5.3%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.6%
Denmark	3.4%
Hong Kong	3.0%
Germany	2.7%
Australia	2.5%
Belgium	2.0%
South Korea	2.0%
Others	10.5%
Short-Term Investments	7.5%
Other assets less liabilities	-2.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$11,663,929	3.7%
Shell PLC	$10,595,636	3.4%
Airbus SE	$7,475,515	2.4%
Industria de Diseno Textil SA	$7,391,538	2.3%
Anheuser-Busch InBev SA/NV	$6,536,640	2.0%
CRH PLC	$6,511,565	2.0%
AXA SA	$6,380,033	2.0%
Samsung Electronics Co., Ltd.	$6,325,342	2.0%
Haleon PLC	$6,209,747	1.9%
Prudential PLC	$6,197,873	1.9%
Total	$75,287,818	23.6%

C000028830
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Growth Index (the “benchmark”). Security selection was the principal driver of underperformance, with sector allocation adding a small additional drag. Some support came from selection within technology and communication services, but these positives were outweighed by weaker results in consumer discretionary, financials and health care. Further detracting from results was the Portfolio’s absence from several benchmark constituents that performed well, creating a modest negative impact within sector allocation.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 1000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,263	$11,196	$10,708
12/17	$13,545	$13,640	$13,943
12/18	$13,895	$13,042	$13,732
12/19	$18,716	$17,149	$18,729
12/20	$25,357	$20,304	$25,938
12/21	$32,703	$26,132	$33,096
12/22	$23,380	$21,399	$23,453
12/23	$31,593	$27,025	$33,462
12/24	$39,571	$33,786	$44,623
12/25	$44,770	$39,827	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	13.13%	12.04%	16.17%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,015,482,318
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 5,773,941
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,015,482,318
# of Portfolio Holdings	62
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net)	$5,773,941

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	37.0%
Communication Services	16.7%
Health Care	13.9%
Consumer Discretionary	13.3%
Financials	6.1%
Consumer Staples	4.7%
Industrials	4.3%
Materials	1.1%
Short-Term Investments	3.0%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$98,585,578	9.7%
Alphabet, Inc. - Class C	$83,788,993	8.3%
Microsoft Corp.	$81,396,148	8.0%
Amazon.com, Inc.	$64,109,101	6.3%
Broadcom, Inc.	$57,108,231	5.7%
Meta Platforms, Inc. - Class A	$51,020,337	5.0%
Visa, Inc. - Class A	$40,947,497	4.0%
Eli Lilly & Co.	$32,815,354	3.2%
Netflix, Inc.	$29,498,771	2.9%
Apple, Inc.	$22,099,499	2.2%
Total	$561,369,509	55.3%

Material Fund Change [Text Block]
C000028831
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 1000 Growth Index (the “benchmark”). Security selection was the principal driver of underperformance, with sector allocation adding a small additional drag. Some support came from selection within technology and communication services, but these positives were outweighed by weaker results in consumer discretionary, financials and health care. Further detracting from results was the Portfolio’s absence from several benchmark constituents that performed well, creating a modest negative impact within sector allocation.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 1000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,235	$11,196	$10,708
12/17	$13,477	$13,640	$13,943
12/18	$13,790	$13,042	$13,732
12/19	$18,529	$17,149	$18,729
12/20	$25,041	$20,304	$25,938
12/21	$32,216	$26,132	$33,096
12/22	$22,974	$21,399	$23,453
12/23	$30,966	$27,025	$33,462
12/24	$38,693	$33,786	$44,623
12/25	$43,665	$39,827	$52,906

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	12.85%	11.76%	15.88%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,015,482,318
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 5,773,941
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,015,482,318
# of Portfolio Holdings	62
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net)	$5,773,941

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	37.0%
Communication Services	16.7%
Health Care	13.9%
Consumer Discretionary	13.3%
Financials	6.1%
Consumer Staples	4.7%
Industrials	4.3%
Materials	1.1%
Short-Term Investments	3.0%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$98,585,578	9.7%
Alphabet, Inc. - Class C	$83,788,993	8.3%
Microsoft Corp.	$81,396,148	8.0%
Amazon.com, Inc.	$64,109,101	6.3%
Broadcom, Inc.	$57,108,231	5.7%
Meta Platforms, Inc. - Class A	$51,020,337	5.0%
Visa, Inc. - Class A	$40,947,497	4.0%
Eli Lilly & Co.	$32,815,354	3.2%
Netflix, Inc.	$29,498,771	2.9%
Apple, Inc.	$22,099,499	2.2%
Total	$561,369,509	55.3%

Material Fund Change [Text Block]
C000028836
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 2000 Growth Index (the “benchmark”). The Portfolio’s results for the year were shaped largely by security selection, which was the dominant driver of the shortfall, while sector allocation also detracted modestly. Positive contributions from technology and select areas within industrials helped offset a portion of the weakness, but not enough to overcome broader challenges. The most significant detractors were selection effects within consumer discretionary and health care, along with the impact of not holding certain benchmark constituents that performed well over the period. Overall, the combination of weaker selection across multiple sectors and a slightly unfavorable allocation backdrop led to the Portfolio’s underperformance for the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,646	$11,196	$11,132
12/17	$14,279	$13,640	$13,599
12/18	$14,152	$13,042	$12,334
12/19	$19,303	$17,149	$15,847
12/20	$29,723	$20,304	$21,335
12/21	$32,535	$26,132	$21,939
12/22	$19,815	$21,399	$16,157
12/23	$23,386	$27,025	$19,171
12/24	$27,746	$33,786	$22,077
12/25	$29,077	$39,827	$24,949

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	4.80%	-0.44%	11.26%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 47,929,307
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 197,305
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$47,929,307
# of Portfolio Holdings	112
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net)	$197,305

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	25.4%
Industrials	24.4%
Information Technology	24.0%
Consumer Discretionary	11.2%
Financials	8.6%
Consumer Staples	2.3%
Communication Services	1.5%
Materials	1.2%
Energy	1.0%
Short-Term Investments	4.2%
Other assets less liabilities	-3.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,235,440	2.6%
Fabrinet	$962,917	2.0%
Guardant Health, Inc.	$894,031	1.9%
SPX Technologies, Inc.	$867,260	1.8%
Semtech Corp.	$844,561	1.7%
Glaukos Corp.	$808,662	1.7%
Advanced Energy Industries, Inc.	$802,306	1.7%
Piper Sandler Cos.	$792,883	1.6%
Kratos Defense & Security Solutions, Inc.	$762,895	1.6%
Bloom Energy Corp. - Class A	$760,809	1.6%
Total	$8,731,764	18.2%

Material Fund Change [Text Block]
C000028837
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, all share classes of the Portfolio underperformed the Russell 2000 Growth Index (the “benchmark”). The Portfolio’s results for the year were shaped largely by security selection, which was the dominant driver of the shortfall, while sector allocation also detracted modestly. Positive contributions from technology and select areas within industrials helped offset a portion of the weakness, but not enough to overcome broader challenges. The most significant detractors were selection effects within consumer discretionary and health care, along with the impact of not holding certain benchmark constituents that performed well over the period. Overall, the combination of weaker selection across multiple sectors and a slightly unfavorable allocation backdrop led to the Portfolio’s underperformance for the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 2000 Growth Index
12/15	$10,000	$10,000	$10,000
12/16	$10,621	$11,196	$11,132
12/17	$14,209	$13,640	$13,599
12/18	$14,052	$13,042	$12,334
12/19	$19,112	$17,149	$15,847
12/20	$29,364	$20,304	$21,335
12/21	$32,065	$26,132	$21,939
12/22	$19,475	$21,399	$16,157
12/23	$22,927	$27,025	$19,171
12/24	$27,156	$33,786	$22,077
12/25	$28,364	$39,827	$24,949

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	4.45%	-0.69%	10.99%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 47,929,307
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 197,305
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$47,929,307
# of Portfolio Holdings	112
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net)	$197,305

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	25.4%
Industrials	24.4%
Information Technology	24.0%
Consumer Discretionary	11.2%
Financials	8.6%
Consumer Staples	2.3%
Communication Services	1.5%
Materials	1.2%
Energy	1.0%
Short-Term Investments	4.2%
Other assets less liabilities	-3.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,235,440	2.6%
Fabrinet	$962,917	2.0%
Guardant Health, Inc.	$894,031	1.9%
SPX Technologies, Inc.	$867,260	1.8%
Semtech Corp.	$844,561	1.7%
Glaukos Corp.	$808,662	1.7%
Advanced Energy Industries, Inc.	$802,306	1.7%
Piper Sandler Cos.	$792,883	1.6%
Kratos Defense & Security Solutions, Inc.	$762,895	1.6%
Bloom Energy Corp. - Class A	$760,809	1.6%
Total	$8,731,764	18.2%

Material Fund Change [Text Block]
C000028838
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, the Portfolio underperformed the Russell 2500 Value Index (the “benchmark”). Overall security selection was the primary detractor, relative to the benchmark. Losses from security selection within industrials and health care could not be offset by gains from selection within real estate and consumer staples. Sector allocation was negative throughout the period. Overweights to consumer staples and industrials, along with an underweight to utilities detracted from overall performance, and offset gains from overweights to technology and health care and an underweight to energy.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2500 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$12,509	$11,196	$12,520
12/17	$14,153	$13,640	$13,817
12/18	$12,026	$13,042	$12,110
12/19	$14,443	$17,149	$14,963
12/20	$14,930	$20,304	$15,693
12/21	$20,297	$26,132	$20,053
12/22	$17,125	$21,399	$17,429
12/23	$20,066	$27,025	$20,214
12/24	$22,077	$33,786	$22,434
12/25	$22,714	$39,827	$25,291

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	2.89%	8.75%	8.55%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2500 Value Index	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 686,240,460
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 5,046,179
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$686,240,460
# of Portfolio Holdings	94
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$5,046,179

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.5%
Financials	19.5%
Information Technology	9.5%
Health Care	9.3%
Consumer Discretionary	9.2%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.7%
Utilities	3.6%
Communication Services	1.4%
Short-Term Investments	0.8%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TechnipFMC PLC	$11,859,243	1.7%
Jones Lang LaSalle, Inc.	$11,768,711	1.7%
Reliance, Inc.	$11,379,745	1.7%
First Citizens BancShares, Inc./NC - Class A	$11,263,153	1.7%
Tenet Healthcare Corp.	$11,100,499	1.6%
IDACORP, Inc.	$10,990,217	1.6%
Hanover Insurance Group, Inc. (The)	$10,914,111	1.6%
BJ's Wholesale Club Holdings, Inc.	$10,686,831	1.6%
Globus Medical, Inc. - Class A	$10,621,000	1.5%
Invesco Ltd.	$10,355,792	1.5%
Total	$110,939,302	16.2%

Material Fund Change [Text Block]
C000028839
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$108	1.07%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended December 31, 2025, the Portfolio underperformed the Russell 2500 Value Index (the “benchmark”). Overall security selection was the primary detractor, relative to the benchmark. Losses from security selection within industrials and health care could not be offset by gains from selection within real estate and consumer staples. Sector allocation was negative throughout the period. Overweights to consumer staples and industrials, along with an underweight to utilities detracted from overall performance, and offset gains from overweights to technology and health care and an underweight to energy.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	S&P 500 Index	Russell 2500 Value Index
12/15	$10,000	$10,000	$10,000
12/16	$12,479	$11,196	$12,520
12/17	$14,083	$13,640	$13,817
12/18	$11,929	$13,042	$12,110
12/19	$14,303	$17,149	$14,963
12/20	$14,740	$20,304	$15,693
12/21	$19,988	$26,132	$20,053
12/22	$16,826	$21,399	$17,429
12/23	$19,663	$27,025	$20,214
12/24	$21,574	$33,786	$22,434
12/25	$22,143	$39,827	$25,291

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	2.64%	8.48%	8.27%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2500 Value Index	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 686,240,460
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 5,046,179
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$686,240,460
# of Portfolio Holdings	94
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$5,046,179

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.5%
Financials	19.5%
Information Technology	9.5%
Health Care	9.3%
Consumer Discretionary	9.2%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.7%
Utilities	3.6%
Communication Services	1.4%
Short-Term Investments	0.8%
Other assets less liabilities	-0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TechnipFMC PLC	$11,859,243	1.7%
Jones Lang LaSalle, Inc.	$11,768,711	1.7%
Reliance, Inc.	$11,379,745	1.7%
First Citizens BancShares, Inc./NC - Class A	$11,263,153	1.7%
Tenet Healthcare Corp.	$11,100,499	1.6%
IDACORP, Inc.	$10,990,217	1.6%
Hanover Insurance Group, Inc. (The)	$10,914,111	1.6%
BJ's Wholesale Club Holdings, Inc.	$10,686,831	1.6%
Globus Medical, Inc. - Class A	$10,621,000	1.5%
Invesco Ltd.	$10,355,792	1.5%
Total	$110,939,302	16.2%

Material Fund Change [Text Block]
C000028860
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-A-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, the Portfolio underperformed the MSCI All Country World Index (net) (the “benchmark”). Security selection was the primary driver of the shortfall, with notable weakness across technology, financials, health care and consumer discretionary, while overall sector positioning contributed only a small additional drag. Some support came from stronger results within select cyclical areas, including energy, and currency effects provided a modest benefit, but these positives were not enough to offset the broader selection‑driven challenges that shaped the Portfolio’s performance for the year.

During the 12-month period, the Portfolio utilized forwards for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index (net)
12/15	$10,000	$10,000
12/16	$9,938	$10,786
12/17	$13,581	$13,372
12/18	$12,251	$12,113
12/19	$15,946	$15,335
12/20	$22,230	$17,828
12/21	$27,313	$21,133
12/22	$19,943	$17,252
12/23	$23,136	$21,082
12/24	$24,573	$24,769
12/25	$26,127	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.32%	3.28%	10.08%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 157,604,515
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,102,470
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$157,604,515
# of Portfolio Holdings	51
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$1,102,470

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	35.8%
Industrials	18.8%
Financials	14.8%
Health Care	12.8%
Utilities	5.2%
Consumer Discretionary	2.2%
Consumer Staples	1.9%
Communication Services	1.5%
Energy	1.4%
Materials	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	57.3%
United Kingdom	7.4%
Brazil	5.1%
Canada	5.0%
Switzerland	4.2%
Taiwan	2.7%
Italy	2.6%
Japan	2.3%
Hong Kong	2.1%
South Korea	1.9%
France	1.8%
Germany	1.5%
India	1.0%
Austria	0.3%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$7,133,606	4.5%
Microsoft Corp.	$7,124,690	4.5%
NVIDIA Corp.	$4,701,106	3.0%
Rockwell Automation, Inc.	$4,439,678	2.8%
Waste Management, Inc.	$4,385,412	2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,383,100	2.8%
Visa, Inc. - Class A	$4,372,301	2.8%
AbbVie, Inc.	$4,366,444	2.8%
Veralto Corp.	$4,318,877	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,279,139	2.7%
Total	$49,504,353	31.4%

C000028861
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-B-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12‑month period ended December 31, 2025, the Portfolio underperformed the MSCI All Country World Index (net) (the “benchmark”). Security selection was the primary driver of the shortfall, with notable weakness across technology, financials, health care and consumer discretionary, while overall sector positioning contributed only a small additional drag. Some support came from stronger results within select cyclical areas, including energy, and currency effects provided a modest benefit, but these positives were not enough to offset the broader selection‑driven challenges that shaped the Portfolio’s performance for the year.

During the 12-month period, the Portfolio utilized forwards for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class B	MSCI All Country World Index (net)
12/15	$10,000	$10,000
12/16	$9,912	$10,786
12/17	$13,510	$13,372
12/18	$12,162	$12,113
12/19	$15,784	$15,335
12/20	$21,952	$17,828
12/21	$26,907	$21,133
12/22	$19,597	$17,252
12/23	$22,674	$21,082
12/24	$24,025	$24,769
12/25	$25,473	$30,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class B	6.02%	3.02%	9.80%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 157,604,515
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,102,470
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$157,604,515
# of Portfolio Holdings	51
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$1,102,470

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	35.8%
Industrials	18.8%
Financials	14.8%
Health Care	12.8%
Utilities	5.2%
Consumer Discretionary	2.2%
Consumer Staples	1.9%
Communication Services	1.5%
Energy	1.4%
Materials	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	57.3%
United Kingdom	7.4%
Brazil	5.1%
Canada	5.0%
Switzerland	4.2%
Taiwan	2.7%
Italy	2.6%
Japan	2.3%
Hong Kong	2.1%
South Korea	1.9%
France	1.8%
Germany	1.5%
India	1.0%
Austria	0.3%
Short-Term Investments	4.7%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$7,133,606	4.5%
Microsoft Corp.	$7,124,690	4.5%
NVIDIA Corp.	$4,701,106	3.0%
Rockwell Automation, Inc.	$4,439,678	2.8%
Waste Management, Inc.	$4,385,412	2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,383,100	2.8%
Visa, Inc. - Class A	$4,372,301	2.8%
AbbVie, Inc.	$4,366,444	2.8%
Veralto Corp.	$4,318,877	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,279,139	2.7%
Total	$49,504,353	31.4%